ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 422,451	$ 431,214
Less: allowance for doubtful debts	(168,786)	(143,334)	$ (113,264)	$ (86,775)
Accounts receivable, net	253,665	287,880
Casino [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	414,515	423,963
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	1,728	1,353
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 6,208	$ 5,898